Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of Federal Statutory Income Tax Rate

The provision for income taxes differs from the amount obtained by applying the federal statutory income tax rate as follows:

	2024	2023
Federal taxes at statutory rate	21.00%	21.00%
State and local taxes, net of federal benefit	2.64%	0.93%
Nondeductible / nontaxable items	(13.05)%	(18.23)%
Valuation allowance	(10.59)%	(3.70)%
Effective income tax rate	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating losses	$616,910	$14,367
Stock-based compensation	39,439
Capitalized R&D expenses	206,222	8,925
Total deferred tax assets	862,571	23,292
Valuation allowance	(873,817)	(23,292)
Deferred income tax assets, net	$(11,246)	$—

Deferred tax liabilities:
Property and equipment	$38	$—
Start-up costs	11,208	—
Total deferred tax liability	11,246	—

Net deferred tax asset/(liability)	$—	$—